Debt (Details) - USD ($) $ in Thousands				1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 15, 2021	Jul. 26, 2021	Nov. 10, 2020	Sep. 15, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 05, 2021	Mar. 31, 2021	Jan. 26, 2021	Jan. 15, 2021
Debt (Details) [Line Items]
Long-term debt outstanding					$ 580,495	$ 351,995
Debt instrument, interest rate						3.75%		4.47%			3.75%
Estimated fair value of outstanding debt					$ 523,000	$ 353,100			$ 353,100
Cash consideration				$ 377,122
Line of Credit [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate					2.75%
Credit agreement amendment [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity					$ 50,000
Debt instrument, interest rate					3.25%
Loan term outstanding borrowings					$ 400,000
Credit agreement amendment [Member] | Secured Debt [Member]
Debt (Details) [Line Items]
Revolving credit facility					250,000
Debt instrument, principal amount					220,000
Proceeds from secured debt					1,100,000
Additional lenders					630,000
Long-term debt outstanding					400,000
Line of credit facility, maximum borrowing capacity					$ 700,000
Debt instrument, interest rate					4.89%
Issued letters of credit					$ 23,800
Borrowing capacity					$ 626,200
Credit agreement amendment [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate					4.39%
New Credit Agreement [Member]
Debt (Details) [Line Items]
Revolving credit facility	$ 470,000			470,000
New Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt (Details) [Line Items]
Debt instrument, variable interest rate, floor rate						0.00%
New Credit Agreement [Member] | Prime Rate [Member] | Minimum [Member]
Debt (Details) [Line Items]
Debt instrument, variable interest rate	1.75%
New Credit Agreement [Member] | Prime Rate [Member] | Maximum [Member]
Debt (Details) [Line Items]
Debt instrument, variable interest rate	3.25%
New Credit Agreement [Member] | Secured Debt [Member]
Debt (Details) [Line Items]
Debt instrument, principal amount	$ 220,000			220,000
Proceeds from secured debt	220,000
Long-term debt outstanding						$ 218,600
Debt instrument, interest rate						3.35%
3.75% Term Note [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate					3.75%	3.75%
3.75% Term Note [Member] | Senior Subordinated Notes [Member]
Debt (Details) [Line Items]
Debt instrument, principal amount											$ 72,500
Debt instrument, interest rate						3.75%					3.75%
4.47% Term Note [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate					4.47%	4.47%
4.47% Term Note [Member] | Senior Subordinated Notes [Member]
Debt (Details) [Line Items]
Debt instrument, principal amount								$ 60,800
Debt instrument, interest rate						4.47%		4.47%
Assai Senior Secured Notes [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate								3.75%
Proceeds from senior long-term debt						$ 133,400
Secured Promissory Notes [Member] | Secured Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument, principal amount		$ 30,000
Debt instrument term		1 year
$16.5m Secured Promissory Notes [Member] | Secured Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument, principal amount		$ 16,500
Debt instrument, interest rate		20.00%								20.00%
Debt instrument, guaranteed minimum interest payable		$ 1,000
$13.5m Secured Promissory Notes [Member] | Secured Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument, principal amount		$ 13,500
Debt instrument, interest rate		7.50%
Comerica Term Loan [Member] | Secured Debt [Member]
Debt (Details) [Line Items]
Debt instrument, principal amount			$ 12,000
Debt instrument, interest rate			4.50%
Noble Guaranty [Member] | Secured Promissory Notes [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate						20.00%
Short-term debt						$ 3,200
Paycheck Protection Program [Member] | Loans [Member]
Debt (Details) [Line Items]
Interest payable							$ 200
Paycheck Protection Program [Member] | Gulf Coast Environmental Systems, LLC ("GCES") [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Proceeds from loan							500
PEI Power LLC [Member] | Assai Senior Secured Notes [Member]
Debt (Details) [Line Items]
Cash consideration						30,000
Revolving Credit Facility [Member] | New Credit Agreement [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Issued letters of credit						14,200
Borrowing capacity						235,800
Revolving Credit Facility [Member] | Comerica [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity						8,000
Revolving Credit Facility [Member] | Line of Credit [Member] | New Credit Agreement [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity	$ 250,000			$ 250,000
Line of Credit [Member] | Comerica Bank - Specific Advance Facility Note [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity			$5.0
Line of Credit [Member] | Corporate Credit Account [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity			$ 3,500
Line of Credit [Member] | Comerica Bank - Specific Advance Facility Note And Commercia Term Loan [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Proceeds from secured debt						$ 17,000	$ 16,300